May 14, 2004



Securities and Exchange Commission
450 5 Street, N. W.
Washington, DC  20549

RE:  Midland National Life Separate Account A File Number 333-58300

Commissioners:

We are submitting the enclosed prospectus supplement for filing under Rule 497.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.


Sincerely,







Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP


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                         ADVISOR VARIABLE UNIVESRAL LIFE
                        ADVANCED VARIABLE UNIVERSAL LIFE
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                          Supplement dated May 14, 2004
                         to Prospectus Dated May 1, 2004


This supplement for the Advisor Variable Universal Life and Advanced Variable Universal Life alters the prospectus in the following manner:

On page one of the prospectus delete the toll-free phone number in the heading (800-872-1642) and replace it with (800) 272-1642.